Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

	At December 31,
	2020	2021	2022
	(in thousands)
Trade payables	$851	$964	$1,788
Deferred tax liabilities	19	138	258
Contract liabilities:
License and development services agreement	2,343	2,706	404
Deferred revenue	54	—	—
Total contract liabilities	2,397	2,706	404
Trade payables included the non-current part of a supplier debt related to acquisition of certain intangible assets of $1,916,000, which is scheduled to be paid in 27 months. As of December 31, 2020, $1,139,000 remained of this liability ($244,000 as the non-current portion). As of December 31, 2021, $244,000 remained as current portion. In the year ended December 31, 2021, the Company contracted a new supplier debt related to the acquisition of certain intangible assets. As of December 31, 2021, $279,000 remained of this liability ($184,000 as the non-current portion). In the year ended December 31, 2022, the Company contracted a new supplier debt related to the acquisition of certain intangible assets. As of December 31, 2022, $3,350,000 remained of this liability ($786,000 as the non-current portion). In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount to be paid in June 2024 for this agreement is $1,430,000. This amount has been discounted and as of December 31, 2022, $1,002,000 is included in non-current trade payables ($780,000 and $607,000 as of December 31, 2021 and 2020, respectively), and the Company records interest expense associated with this amount each reporting period.
At December 31, 2022, the Company recognized a net deferred tax liability of $258,000 ($138,000 and $19,000 at December 31, 2021 and 2020, respectively) related to origination and reversal of timing differences.
On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. The contract includes clauses that allow for termination in certain circumstances, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component related to the upfront payment, whereas the deliverables under the contract were to be delivered over more than one year, which results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2022, the Company recognized revenues for an amount of $8,619,000 ($11,419,000 in 2021 and $9,155,000 in 2020) as a result of development services performed, license revenue of $1,500,000 and interest expenses on the upfront payment of $810,000 ($1,628,000 in 2021 and $3,221,000 in 2020). At December 31, 2022, there was no net remaining contract liability presented on the Statement of Financial Position ($4,211,000 was presented at December 31, 2021, reflecting the expected net amount of revenue less interest expenses to be recognized in the year ended December 31, 2022).
In December 2020, the Company signed a 5G technology access and license agreement with another strategic partner for an amount of $4,500,000. The agreement provided for an upfront payment which was received in January 2021. The Company determined that this agreement includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2022, the Company recognized revenues for an amount of $1,083,000 ($3,008,000 in 2021 and $166,000 in 2020) as a result of development services performed and interest expenses on the upfront payment of $91,000. At December 31, 2022, the net remaining contract liability of $862,000 was presented on the Statement of Financial Position as current contract liabilities (At December 31, 2021: $1,853,000, $1,639,000 as current portion and the remaining amount of $214,000 as non-current liabilities ;At December 31, 2020 : $4,334,000, $2,750,000 as current portion and $1,584,000 as non-current portion).
In December 2021, the Company signed two amendments with the second strategic partner to extend the 5G technology access and license agreement. The first amendment was signed to extend the agreement to a manufacturing license for the 5G chip for a total amount of $5,000,000 of which $3,000,000 in cash which was received in February 2022 and $2,000,000 in the form of investments in production and testing equipment that will then be made available to Sequans for its own use. In the year ended December 31, 2022, the Company recognized revenues for an amount of $2,983,000, as a result of development services performed and interest expenses on the upfront payment of $65,000. At December 31, 2022, the net remaining contract liability of $271,000 was presented on the Statement of Financial Position as current contract liabilities ($1,189,000 at December 31, 2021).
The second amendment is related to a manufacturing license for Monarch 2 chips and NB-IoT in India, for a total amount of $4,500,000 which was received in February 2022. The Company determined that this amendment includes a financing component related to the upfront payment, which will results in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2022, the Company recognized revenues for an amount of 1,507,000, $800,000 as license fees, $707,000 as a result of development services performed and no interest expenses on the upfront payment. At December 31, 2022, the net remaining contract liability of $2,544,000 was presented on the Statement of Financial Position as current contract liabilities for $2,141,000 ($1,160,000 at December 31, 2021) and the remaining amount of $404,000 as non-current liabilities ($2,492,000 at December 31, 2021).
In August 2022, the Company signed a 5G license agreement with a strategic partner for an amount of up to $60,000,000, to be paid over three years, to manufacture and sell the 5G chipset in China and well as the right to create derivative products based on the licensed technology that may be sold in China if a minor derivative and worldwide if a major derivative. In the year ended December 31, 2022, the Company recognized license fee revenues for an amount of $20,000,000. At December 31, 2022, the net remaining contract liability of $2,500,000 was presented on the Statement of Financial Position as current contract liabilities.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier which occurred in September 2017. In 2020, $485,000 was recognized as revenue, and $323,000 in the year ended December 31, 2021. At December 31, 2021 and 2022, no deferred revenue remained.